Credit-related arrangements, repurchase agreements and commitments - Credit-Related Arrangements (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 247,841	$ 191,745
Outstanding financial guarantees, Collateral	239,650	183,409
Outstanding financial guarantees, Net	$ 8,191	8,336
Standby Letters of Credit
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	1 year
Letters of Guarantee
Offsetting Liabilities [Line Items]
Guarantor obligations, term period	4 years
Standby letters of credit
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	$ 245,156	186,408
Outstanding financial guarantees, Collateral	237,051	178,158
Outstanding financial guarantees, Net	8,105	8,250
Letters of guarantee
Offsetting Liabilities [Line Items]
Outstanding financial guarantees, Gross	2,685	5,337
Outstanding financial guarantees, Collateral	2,599	5,251
Outstanding financial guarantees, Net	$ 86	$ 86